Document and Entity Information	Dec. 31, 2023
Document Information [Line Items]
Document Type	8-K12B
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	ATHENE HOLDING LTD
Entity Incorporation State Country Code	DE
Entity File Number	001-37963
Entity Tax Identification Number	98-0630022
Entity Address Address Line 1	7700 Mills Civic Parkway
Entity Address City Or Town	West Des Moines
Entity Address State Or Province	IA
Entity Address Postal Zip Code	50266
City Area Code	888
Local Phone Number	266-8489
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001527469
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	Second Floor
Entity Address Address Line 2	Washington House
Entity Address Address Line 3	16 Church Street
Entity Address City Or Town	Hamilton
Entity Address Country	BM
Entity Address Postal Zip Code	HM 11
Depositary Shares, each representing a 1/1,000th interest in a 6.35% Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series A [Member]
Document Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a 6.35% Fixed-to-Floating Rate Perpetual Non-Cumulative Preferred Stock, Series A
Trading Symbol	ATHPrA
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a 5.625% Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series B [Member]
Document Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a 5.625% Fixed Rate Perpetual Non-Cumulative Preferred Stock, Series B
Trading Symbol	ATHPrB
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a 6.375% Fixed-Rate Reset Perpetual Non-Cumulative Preferred Stock, Series C [Member]
Document Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a 6.375% Fixed-Rate Reset Perpetual Non-Cumulative Preferred Stock, Series C
Trading Symbol	ATHPrC
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a 4.875% Fixed-Rate Perpetual Non-Cumulative Preferred Stock, Series D [Member]
Document Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a 4.875% Fixed-Rate Perpetual Non-Cumulative Preferred Stock, Series D
Trading Symbol	ATHPrD
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a 7.75% Fixed-Rate Reset Perpetual Non-Cumulative Preferred Stock, Series E [Member]
Document Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a 7.75% Fixed-Rate Reset Perpetual Non-Cumulative Preferred Stock, Series E
Trading Symbol	ATHPrE
Security Exchange Name	NYSE